Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning balance at Dec. 31, 2011	$ 120,915	$ 154,409	$ (33,487)	$ (7)
Beginning balance, shares at Dec. 31, 2011		25,896
Net income	7,645		7,645
Comprehensive income (loss)	25			25
Issuance of common stock in acquisition	1,541	1,541
Issuance of common stock in acquisition, shares		56
Stock based compensation	1,136	1,136
Tax benefits from equity awards	111	111
Common stock issued under stock plans, net of shares withheld for employee taxes	823	823
Common stock issued under stock plans, net of shares withheld for employee taxes, shares		281
Ending balance at Dec. 31, 2012	132,196	158,020	(25,842)	18
Ending balance, shares at Dec. 31, 2012		26,233
Net income	8,418		8,418
Comprehensive income (loss)	(49)			(49)
Issuance of common stock in acquisition	534	534
Issuance of common stock in acquisition, shares		15
Stock based compensation	1,458	1,458
Tax benefits from equity awards	3,722	3,722
Common stock issued under stock plans, net of shares withheld for employee taxes	3,154	3,154
Common stock issued under stock plans, net of shares withheld for employee taxes, shares		1,079
Ending balance at Dec. 31, 2013	149,433	166,888	(17,424)	(31)
Ending balance, shares at Dec. 31, 2013	27,327	27,327
Net income	10,394		10,394
Comprehensive income (loss)	(6)			(6)
Issuance of common stock in acquisition	2,246	2,246
Issuance of common stock in acquisition, shares		82
Stock based compensation	1,625	1,625
Tax benefits from equity awards	3,234	3,234
Common stock issued under stock plans, net of shares withheld for employee taxes	933	933
Common stock issued under stock plans, net of shares withheld for employee taxes, shares		268
Ending balance at Dec. 31, 2014	$ 167,859	$ 174,926	$ (7,030)	$ (37)
Ending balance, shares at Dec. 31, 2014	27,677	27,677